Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating Activities
Net earnings (loss)	$ 8,985	$ 19,088	$ (1,799)	$ 12,807
Adjustment for non-cash items:
Remeasurement (gain) loss on secured notes	(10,379)	(31,566)	1,367	(31,566)
Stock-based compensation	859	222	1,727	2,515
Other income – flow-through shares	(1,371)	(81)	(1,516)	(180)
Income tax recovery (expense)	2,612	7,626	(868)	6,227
Unrealized foreign exchange (gain) loss	(5,723)	8,266	(6,281)	7,163
Other non-cash items	387	(399)	556	(333)
Adjustment for cash items:
Environmental rehabilitation disbursements	(637)	(356)	(870)	(669)
Changes in working capital items:
Amounts receivable and prepaid expenses	(2,030)	609	(1,975)	1,619
Accounts payable and accrued liabilities	3,810	2,212	(1,486)	(2,690)
Net cash from (used in) operating activities	(3,487)	5,621	(11,145)	(5,107)
Investing Activities
Investment in short-term deposits	(11)	(118,621)	(43)	(118,638)
Mineral interests, property and equipment	(47,736)	(27,204)	(90,547)	(37,295)
Long-term receivables		(13,983)	(43,650)	(30,381)
Redemption of short-term deposits	1,312		81,732	29,260
Investment in reclamation deposits	(518)	(398)	(540)	(4,698)
Net cash used in investing activities	(46,953)	(160,206)	(53,048)	(161,752)
Financing Activities
Secured notes	198,825		198,825	282,263
Share issuance net of costs	17,028	9,370	22,344	22,139
Exercise of options		1,039		2,659
Payment of lease liabilities	(128)	(43)	(254)	(64)
Net cash from financing activities	215,725	10,366	220,915	306,997
Effects of exchange rate fluctuation on cash and cash equivalents	(209)	1,430	(230)	1,374
Net increase (decrease) in cash and cash equivalents during the period	165,076	(142,789)	156,492	141,512
Cash and cash equivalents, beginning of the period	37,566	295,824	46,150	11,523
Cash and cash equivalents, end of the period	$ 202,642	$ 153,035	$ 202,642	$ 153,035